Fair Value Measurements (Recorded Amounts of Major Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	¥ 182,700	¥ 151,601
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	277	235
Real estate collateral-dependent loans (net of allowance for credit losses)	5,994	6,972
Investment in operating leases, property under facility operations, office facilities and other assets		59,847
Investment in operating leases, property under facility operations and other assets	3,931
Certain equity securities	6,125	9,451
Certain investments in affiliates		2,846
Certain reporting units including goodwill		192
Certain intangible assets acquired in business combinations		98,014
Assets measured at fair value on a nonrecurring basis	16,327	177,557
Fair Value, Measurements, Nonrecurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations, office facilities and other assets		0
Investment in operating leases, property under facility operations and other assets	0
Certain equity securities	0	0
Certain investments in affiliates		0
Certain reporting units including goodwill		0
Certain intangible assets acquired in business combinations		0
Assets measured at fair value on a nonrecurring basis	0	0
Fair Value, Measurements, Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	277	235
Real estate collateral-dependent loans (net of allowance for credit losses)	0	0
Investment in operating leases, property under facility operations, office facilities and other assets		262
Investment in operating leases, property under facility operations and other assets	31
Certain equity securities	6,125	9,451
Certain investments in affiliates		0
Certain reporting units including goodwill		0
Certain intangible assets acquired in business combinations		0
Assets measured at fair value on a nonrecurring basis	6,433	9,948
Fair Value, Measurements, Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held for sale	0	0
Real estate collateral-dependent loans (net of allowance for credit losses)	5,994	6,972
Investment in operating leases, property under facility operations, office facilities and other assets		59,585
Investment in operating leases, property under facility operations and other assets	3,900
Certain equity securities	0	0
Certain investments in affiliates		2,846
Certain reporting units including goodwill		192
Certain intangible assets acquired in business combinations		98,014
Assets measured at fair value on a nonrecurring basis	¥ 9,894	¥ 167,609